CREDIT FACILITY (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Percentage of amount paid on amounts drawn		2.90%	4.40%
Percentage of amount paid on amounts undrawn		0.60%	0.50%
Balance at the beginning		$ 69,000
Proceeds		20,000	$ 62,000
Repayment		(57,000)	(5,300)
Balance at the end		32,000	69,000
Credit Facility
Disclosure of detailed information about borrowings
Maximum borrowing capacity	$ 120,000
Balance at the beginning		69,000	12,300
Proceeds		20,000	62,000
Repayment		(57,000)	(5,300)
Balance at the end		32,000	69,000
Amortization of deferred financing costs		$ 300	$ 300
Credit Facility | Minimum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.45%
Credit Facility | Maximum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.675%
Credit Facility | LIBOR | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	2.00%
Credit Facility | LIBOR | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	3.00%